Income tax credit (Tables)	12 Months Ended
Jun. 30, 2025
Income tax credit
Schedule of income tax credit/(expense)

	2025	2024	2023
	£’000	£’000	£’000
Current tax:
Current tax on loss for the year	(230)	(270)	(217)
Adjustment in respect of previous years	54	23	(116)
Foreign tax	(911)	(1,747)	(572)
Total current tax expense	(1,087)	(1,994)	(905)
Deferred tax:
UK deferred tax:
Origination and reversal of temporary differences	8,066	19,663	5,176
Adjustment in respect of previous years	(338)	(104)	(375)
Total UK deferred tax credit (Note 17)	7,728	19,559	4,801
Total income tax credit	6,641	17,565	3,896

Schedule of reconciliation of the total income tax expense

	2025	2024	2023
	£’000	£’000	£’000
Loss before income tax	(39,664)	(130,724)	(32,574)
Loss before tax multiplied by UK corporation tax rate of 25.0% (2024: 25.0% - UK corporation tax rate; 2023: 20.5% - weighted average UK corporation tax rate)	9,916	32,681	6,678
Tax effects of:
Adjustment in respect of previous years	(284)	(82)	(491)
Expenses not deductible for tax purposes(1)	(2,080)	(13,287)	(2,650)
Irrecoverable foreign tax credits	(911)	(1,747)	(572)
Impact of change in UK Corporation tax rate(2)	—	—	931
Total income tax credit	6,641	17,565	3,896
(1)	The tax effect of expenses not deductible for tax purposes amounted to £13,287,000 in the fiscal year ending 30 June 2024. The significant increase in the year ending 30 June 2024 is due to strategic review costs which have been recognised in Manchester United plc. As Manchester United Plc is not in the UK tax net these costs were not tax deductible.
(2)	The credit of £931,000 arising in the fiscal year ended 30 June 2023 was a result of UK deferred tax being recognized at the UK corporation tax rate of 25% but the total tax credit reconciliation being performed at the weighted average tax rate for the year of 20.5%, resulting in a reconciling item.

Schedule of amounts relating to tax have been recognized in other comprehensive income

	2025	2024	2023
	£’000	£’000	£’000
UK deferred tax (Note 17)	(408)	1,667	(1,018)
Total income tax (expense)/credit recognized in other comprehensive (loss)/income	(408)	1,667	(1,018)